Disposition and Discontinued Operations (Details Textual)	6 Months Ended	12 Months Ended							6 Months Ended
	Jun. 30, 2010 CNY	Dec. 31, 2010 CNY	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2011 USD ($)	Jun. 30, 2011 CNY	Jun. 30, 2013 Other Current Assets [Member] USD ($)	Jun. 30, 2013 Other Current Assets [Member] CNY	Jul. 13, 2010 P3a [Member] USD ($)	Jul. 13, 2010 P3a [Member] CNY
Percentage Of Shares Held By Related Party	11.50%	11.50%
Income (loss) from discontinued operations	20,300,000	20,300,000							$ (199,000)	(1,314,000)
Loss On Disposal Of Discontinued Operations Net Of Reversal Deferred Tax Liabilities		21,600,000
Disposal Group, Including Discontinued Operation, Deferred Tax Liabilities	191,200,000	191,200,000
Loans Receivable Held-for-sale, Amount					49,900,000	322,700,000	8,900,000	54,800,000
Allowance For Loans Receivable Held For Sale			8,500,000	51,900,000
Loans Receivable Held-for-sale, Net			$ 600,000	3,800,000